NATURE OF OPERATIONS - Disclosure of subsidiaries (Details)		1 Months Ended		12 Months Ended
	Nov. 07, 2011	Jun. 15, 2020	Oct. 31, 2009	Aug. 31, 2022	Aug. 31, 2021
Platinum Group Metals (RSA) (Pty) Ltd. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest				100.00%	100.00%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest	49.90%	49.90%		49.95%	49.95%
Waterberg JV Resources (Pty) Ltd. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest		37.05%	37.00%	37.05%	37.05%
Lion Battery Technologies Inc. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest				53.70%	53.70%